Derivative Instruments (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Derivative [Line Items]
Derivative collateral	$ 400.0	$ 1,300.0
Credit risk, maximum exposure	$ 3.3	$ 8.5
Call options
Derivative [Line Items]
Derivative, term of contract	1 year